Services [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Service
Prospectus [Line Items]
Average Annual Return, Percent	4.00%	3.03%	2.00%